Long-Term Notes (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 USD ($)	Jun. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)	Feb. 05, 2020
Disclosure of detailed information about borrowings [line items]
Long-term notes	$ 547,598		$ 874,527
Repurchased and cancelled principal notes	376,589		251,969
Early redemption expense	6,286		4,858
Unamortized debt issuance costs					$ 1.7
Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes	554,597		885,920
Loan repayments	374,100
Changes in reported amount of U.S. denominated debt	42,800
Unamortized debt issuance costs
Disclosure of detailed information about borrowings [line items]
Long-term notes	$ (6,999)		(11,393)
5.625% notes due June 1, 2024
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 0.0	$ 200.0	$ 200.0
5.625% notes due June 1, 2024 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	5.625%			5.625%
5.625% notes due June 1, 2024 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes	$ 0		253,120
8.75% Notes Due April 1, 2027
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 409.8		$ 500.0
Repurchased and cancelled principal notes		$ 90.2
Early redemption expense	$ 2,500
8.75% Notes Due April 1, 2027 | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	8.75%			8.75%			8.75%
8.75% Notes Due April 1, 2027 | Principal
Disclosure of detailed information about borrowings [line items]
Long-term notes	$ 554,597		$ 632,800